Redeemable Noncontrolling Interest - Caterpillar Japan Ltd. (Details) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Apr. 30, 2012 USD ($)	Apr. 30, 2012 JPY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 02, 2012	Aug. 01, 2008
Redeemable Noncontrolling Interest Disclosure Abstract
Caterpillar majority percentage ownership (as a percent)						100.00%	67.00%
MHI minority percentage ownership (as a percent)							33.00%
Additional ownership percentage by Caterpillar (as a percent)						33.00%
Cash paid to acquire remaining equity interest	$ 444	¥ 36,500	$ 444	$ 0	$ 0